CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accumulated amortization	$ 42,105,966	$ 25,739,786
Accumulated depreciation	$ 108,913	$ 38,654
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	60,452,314	59,306,824
Common Stock, Shares, Outstanding	60,452,314	59,306,824